Income Taxes - Income tax expense relating to the Company's operations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current income taxes
Domestic (UK)	$ 0	$ 0	$ 0
Foreign	0	0	0
Deferred income taxes
Domestic (UK)	0	0	0
Foreign	0	0	0
Income tax expense	0	$ 0	$ 0
United States
Current income taxes
Foreign	$ 0